Shane Daly
Vice President
and Associate General Counsel
EQUITABLE AMERICA	(212) 314-3912
Fax: (212) 314-3959

VIA EDGAR

May 2, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America
Equitable America Variable Account No. 70A
File Nos. 333-248907 and 811-23609
CIK 0001822818

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectus, supplements and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Shane Daly
Shane Daly

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

525 WASHINGTON BOULEVARD, JERSEY CITY, NJ 07310